Non-current other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other non-current liabilities	$ 83,470	$ 45,998
Total	$ 83,470	$ 45,998